Exhibit 99.11 Schedule 2

Customer Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Loan Attributes	Exception Status	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category
XX	341_137_16810	16810	Credit		Debt Service Coverage Ratio below guideline minimum	Debt Service Coverge Ratio of 0.66 is below guideline minimum of 75.00. Based on Lender calculations provided in the loan file, an incorrect Interest rate of 6.708% was used to calculate the DSCR. Per the executed note, the final interest rate was 7.385% which resulted in the DSCR violation.		(2022-05-26) Program SPI14 utlizes gross rental calculation method. No violation as DSCR ratio 0.7837. Condition rescinded. (2022-04-21) Lender provided DSCR calculations. After further review, it has been determined that said calculations reflect the incorrect interest rate of 6.708% and monthly mortgage payment of $XX. The correct rate was 7.385% for a payment of $XX. DSCR is 0.66. Condition remains.	FICO is higher than guidelines. FICO is: 725 and the guideline is:680.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Not Applicable
XX	341_137_1811	1811	Credit	Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $X,XXX.XX less cash to close $X,XXX.XX and less unverified earnest money $0.00 results in $X,XXX.XX shortage of funds to close. Gift funds from borrower's aunt were not properly documented. Processor cert indicates borrower was given $X,XXX.XX ($X,XXX.XX cash gift and $X,XXX.XX check) gift from aunt. Funds were deposited into borrower's account on 01/03/2022. However, there was no gift letter in file for gift. Additionally, the account statement for this aunt indicated a withdrawl of $X,XXX.XX on 12/23/2022, but did not support the ability to gift the remaining $X,XXX.XX.	(2022-06-10) Lender provided evidence of additional $X,XXX.XX in gift funds from borrower's mother. Condition cleared.
(2022-04-21) Lender rebuttal was reviewed. However, after further review it has been determined that XXXX accounts #XXXX and XXXX #XXXX are not borrower owned accounts, and therefore are unable to be included in qualifying assets. In addition, the $X,XXX.XX cash gift from the aunt was not properly documented with acceptable gift letter. Per guidelines, gift letter must include the following: (1) specify the dollar amount of the gift, (2) specify the date the funds were transferred, (3) include the donor’s statement that no repayment is expected; and (4) indicate the donor’s name, address, telephone number, and relationship to the borrower. Missing #3 and #4 stated on gift letter, condition remains.
								(2022-04-20) Lender rebuttal was reviewed. However, after further review it has been determined that XXXX accounts #XXXX and XXXX #XXXX are not borrower owned accounts, and therefore are unable to be included in qualifying assets. In addition, the $X,XXX.XX cash gift from the aunt was not properly documented with acceptable gift letter. Per guidelines, gift letter must include the following: (1) specify the dollar amount of the gift, (2) specify the date the funds were transferred, (3) include the donor’s statement that no repayment is expected; and (4) indicate the donor’s name, address, telephone number, and relationship to the borrower. Missing #3 and #4 stated on gift letter, condition remains.	FICO is higher than guidelines. FICO is: 725 and the guideline is:680.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Not Applicable
XX	341_137_11771	11771	Credit	Reserves Insufficient	Verified assets of $X,XXX.XX minus the cash to close of $X,XXX.XX, unverified earnest money deposit of $0.00, total judgments of $0.00, and unfinanced budget of $0.00 equates to 5.89 months of reserves totaling $22560.34 which is less than the required 6.00 months reserves, totaling $22969.04.

The exception status is currently Active.
Gift funds from borrower's aunt were not properly documented.  Processor cert indicates borrower was given $X,XXX.XX ($X,XXX.XX cash gift and $X,XXX.XX check) gift from aunt.  Funds were deposited into borrower's account on 01/03/2022. However, there was no gift letter in file for gift.  Additionally, the account statement for this aunt indicated a withdrawl of $X,XXX.XXon 12/23/2022, but did not support the ability to gift the remaining $X,XXX.XX.
Lender rebuttal was reviewed. However, after further review it has been determined that XXXX accounts #XXXX and XXXX #XXXX are not borrower owned accounts, and therefore are unable to be included in qualifying assets. In addition, the $X,XXX.XX cash gift from the aunt was not properly documented with acceptable gift letter. Per guidelines, gift letter must include the following: (1) specify the dollar amount of the gift, (2) specify the date the funds were transferred, (3) include the donor’s statement that no repayment is expected; and (4) indicate the donor’s name, address, telephone number, and relationship to the borrower. Missing #3 and #4 stated on gift letter, condition remains.
Lender rebuttal was reviewed. However, after further review it has been determined that XXXX accounts #XXXX and XXXX #XXXX are not borrower owned accounts, and therefore are unable to be included in qualifying assets. In addition, the $X,XXX.XX cash gift from the aunt was not properly documented with acceptable gift letter. Per guidelines, gift letter must include the following: (1) specify the dollar amount of the gift, (2) specify the date the funds were transferred, (3) include the donor’s statement that no repayment is expected; and (4) indicate the donor’s name, address, telephone number, and relationship to the borrower. Missing #3 and #4 stated on gift letter, condition remains.
Lender provided evidence of additional $X,XXX.XX in gift funds from borrower's mother. However, reserves shortage of $408.70 remains.  Borrower's total assets are $X,XXX.XX consisting of $1X,XXX.XX in gift funds, $X,XXX.XX in checking from statement dated 03/22/2022 (balance of $X,XXX.XX less $X,XXX.XX in transferred gifts) and $X,XXX.XX in savings from statement dated 02/XX/2022.  Borrower's funds due at closing were $X,XXX.XX plus $X,XXX.XX gifted EMD.
Verified reserves of $22,560.34 < $22,969.04 min required (6 months).  Condition remains.
Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	(2022-06-16) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
(2022-06-10) Lender provided evidence of additional $X,XXX.XX in gift funds from borrower's mother. However, reserves shortage of $X,XXX.XX remains.  Borrower's total assets are $X,XXX.XX consisting of $X,XXX.XX in gift funds, $X,XXX.XX in checking from statement dated 03/22/2022 (balance of $X,XXX.00 less $X,XXX.XX in transferred gifts) and $X,XXX.XX in savings from statement dated 02/25/2022.  Borrower's funds due at closing were $X,XXX.XX plus $X,XXX.XX gifted EMD.
Verified reserves of $22,560.34 < $22,969.04 min required (6 months).  Condition remains.
(2022-04-21) Lender rebuttal was reviewed. However, after further review it has been determined that XXXX accounts #XXXX and XXXX #XXXX are not borrower owned accounts, and therefore are unable to be included in qualifying assets. In addition, the $X,XXX.XX cash gift from the aunt was not properly documented with acceptable gift letter. Per guidelines, gift letter must include the following: (1) specify the dollar amount of the gift, (2) specify the date the funds were transferred, (3) include the donor’s statement that no repayment is expected; and (4) indicate the donor’s name, address, telephone number, and relationship to the borrower. Missing #3 and #4 stated on gift letter, condition remains.
								(2022-04-20) Lender rebuttal was reviewed. However, after further review it has been determined that XXXX accounts #XXXX and XXXX #XXXX are not borrower owned accounts, and therefore are unable to be included in qualifying assets. In addition, the $X,XXX.XX cash gift from the aunt was not properly documented with acceptable gift letter. Per guidelines, gift letter must include the following: (1) specify the dollar amount of the gift, (2) specify the date the funds were transferred, (3) include the donor’s statement that no repayment is expected; and (4) indicate the donor’s name, address, telephone number, and relationship to the borrower. Missing #3 and #4 stated on gift letter, condition remains.	FICO is higher than guidelines. FICO is: 725 and the guideline is:680.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_131_11771	11771	Credit	Reserves Insufficient	Verified assets of $X,XXX.XX minus the cash to close of $X,XXX.XX, unverified earnest money deposit of $0.00, total judgments of $0.00, and unfinanced budget of $0.00 equates to 6.85 months of reserves totaling $25321.79 which is less than the required 12.00 months reserves, totaling $0.00. No verification of ownersip of the business account was provided therefore those assets are not an acceptable source of funds.	(2022-05-11) Lender provided evidence that borrower was sole owner of entity listed on business account. Additional funds previously excluded totaling $X,XXX.XX add to borrower's assets. Condition cleared.
								(2022-04-21) Lender provided bank statements for asset verification. However, business account xXXXX with a balance of $X,XXX.XX was not utilized due to being unable to verify ownership of said account. Therefore, total available assets were $X,XXX.XX minus $X,XXX.XX EMD minus $X,XXX.XX cash to close equals $X,XXX.XX remaining (6.85 months) for reserves. Guidelines require 12 months ($44,359.32) reserves, short -5.15 months (-$19,037.53) reserves. Condition remains.	FICO is higher than guidelines. FICO is: 776 and the guideline is:660.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Not Applicable
XX	341_171_17158	17158	Compliance		Missing signed settlement statement	Settlement Statement is Not Executed by Borrower or certified by title company.		(2022-05-05) Lender provided a true and certified, by settlement agent, copy of the Borrower’s Final Closing/Settlement Statement. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guidelines. FICO is: 784 and the guideline is:680.; UW Guides require 0.00 months reserves, loan qualified with 63.68 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable